OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2019
OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS
OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS

6 – OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS

The composition of other non-financial assets is as follows:

	Balance
	Current		Non-current
Other non-financial assets	12.31.2019	12.31.2018	12.31.2019	12.31.2018
	ThCh$	ThCh$	ThCh$	ThCh$
Prepaid expenses	11,242,456	4,967,255	595,045	810,662
Tax credit remainder (1)	180,695	18,022	103,540,639	13,322,720
Guaranty deposit	422	3,013	—	—
Judicial deposits	—	—	19,226,030	18,590,597
Others (2)	4,765,392	960,633	2,274,436	2,253,285
Total	16,188,965	5,948,923	125,636,150	34,977,264
(1)

In November 2006, Rio de Janeiro Refrescos Ltda. (“RJR”) filed a court order No. 0021799 -23.2006.4.02.5101 seeking recognition of the right to exclude ICMS (Tax on Commerce and Services) from the PIS (Program of Social Integration) and COFINS (Contribution for the Financing of Social Security) calculation base, as well as recognition of the right to obtain reimbursement of amounts unduly collected since November 14, 2001, duly restated using the Selic interest rate. On May 20, 2019, the ruling favoring RJR became final, allowing the recovery of amounts overpaid from November 14, 2001 to August 2017. It is worth noting that in September 2017, RJR had already obtained a Security Mandate, which granted it the right to exclude, from that date, the ICMS from the PIS and COFINS calculation base.

The company took steps to assess the total amount of the credit at issue for the period of unduly collection of taxes from November 2001 to August 2017, totaling CLP 103,540 million (BRL 567 million, of which BRL 357 million corresponds to capital and BRL 210 million to interest and monetary restatement. These amounts were recorded as of December 31, 2019. In addition, the company acknowledged the indirect costs (attorneys’ fees, consulting, auditing, indirect taxes and other obligations) resulting from the recognition of the right acquired in court, totaling BRL 161 million.

The payment of income tax occurs when liquidating the credit, thus the respective deferred tax liability recorded was CLP 25,200 million (BRL 138 million).

Compañía de Bebidas Ipiranga (“CBI”) acquired in September 2013, also filed a court order No. 0014022-71.2000.4.03.6102 in order to recognize the same issue as the one previously described for RJR. In September 2019, the ruling favoring CBI became final, allowing the recovery of the amounts overpaid from September 12, 1990 to December 1, 2013 (date when CBI was incorporated by RJR). CBI’s credit will be generated in the name of RJR, however, pursuant to the contractual clause (“Subscription Agreement for Shares and Exhibits”), as soon as collected by RJR, this payment should be immediately paid to former CBI shareholders (supervention favoring former CBI shareholders).

In addition, RJR has an associate called Sorocaba Refrescos SA (“Sorocaba”), where it has a 40% shareholding in the capital, which also filed a court order seeking recognition of the right to the same issue as RJR’s action. On June 13, 2019, the ruling favoring Sorocaba became final, allowing the recovery of the amounts overpaid from July 5, 1992 until the date on which the decision became final. The amount of this credit will be calculated and the respective impacts on RJR’s results derived from its participation in Sorocaba will be recognized in the fiscal year ended December 31, 2020.

Based on the information available for the CBI and Sorocaba lawsuits, the Company concluded that there was not enough documentary support to say that the credit is almost certain for the tax authorities and therefore, did not record the respective asset in the booking accounts.

(2)	Other non-financial assets are mainly composed of advances to suppliers